Investments in associates (Tables)	12 Months Ended
Dec. 31, 2021
Investments In Associates
Details of the Group’s material associate are as follows:

Details of the Group’s material associate are as follows:

Name of associate	Place of business	Measurement method	% of ownership interest as at December 31,
			2021	2020
BliNK Biomedical SAS	FR	Equity method	48.9%	48.9%

Schedule of summarized financial information

€ in thousand	As at December 31,
	2021	2020
BliNK Biomedical SAS
Non-current assets	2	3
Current assets	4,782	4,759
Non-current liabilities	209	209
Current liabilities	93	38
Revenue	810	836
Loss from continuing operations	(16)	(272)
Total comprehensive income	(16)	(272)

Schedule of reconciliation the carrying amount

€ in thousand	As at December 31,
	2021	2020
Net assets of associate	4,344	4,355
Proportion of the Company’s ownership interest in BliNK Biomedical SAS	48.9%	48.9%
Balance	2,121	2,130